Tangible assets - Property, plant and equipment owned (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Property, plant and equipment for own use
Carrying amount	€ 34,262		€ 24,594	[1]		€ 20,650
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	15,041		8,150			8,279
Property, plant and equipment for own use | Abroad
Property, plant and equipment for own use
Carrying amount	7,737	$ 5,390			$ 5,455
Property, plant and equipment for own use | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	27,108		18,735			19,276
Property, plant and equipment for own use | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(11,974)		(10,524)			(10,920)
Property, plant and equipment for own use | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	(93)		(61)			(77)
Land and buildings
Property, plant and equipment for own use
Carrying amount	10,990		4,010			3,801
Land and buildings | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	13,972		6,127			5,892
Land and buildings | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(2,889)		(2,056)			(2,014)
Land and buildings | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	(93)		(61)			(77)
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,187		1,150			1,186
IT equipment and fixtures | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	5,995		5,605			5,608
IT equipment and fixtures | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,808)		(4,455)			(4,422)
IT equipment and fixtures | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	0		0			0
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	2,736		2,740			2,822
Furniture and vehicles | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	6,952		6,686			7,213
Furniture and vehicles | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,216)		(3,946)			(4,391)
Furniture and vehicles | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	0		0			0
Construction in progress
Property, plant and equipment for own use
Carrying amount	128		250			470
Construction in progress | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	189		317			563
Construction in progress | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(61)		(67)			(93)
Construction in progress | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	0		€ 0			€ 0
Right-of-use assets | Property, plant and equipment for own use | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	4,921
Right-of-use assets | Land and buildings | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	4,908
Right-of-use assets | IT equipment and fixtures | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	2
Right-of-use assets | Furniture and vehicles | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	11
Right-of-use assets | Construction in progress | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	€ 0

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).